SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	5,290,625	5,676,237	3,441,644